SIGNIFICANT ACCOUNTING POLICIES 4 (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
Accounting Policies [Abstract]
2021	¥ 201,449	$ 30,873
2022	181,642	27,838
2023	143,650	22,015
2024	90,348	13,846
2025	48,336	7,408
Thereafter	59,223	9,076
Total lease payments	724,648	111,056
Less: Interest	75,065	11,503
Present value of lease liabilities	¥ 649,583	$ 99,553	¥ 610,500